UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.9%

Security	Principal Amount (000’s omitted)	Value
Education — 16.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,523,618
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	459,914
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	183,894
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	82,374
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	428,332
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,002,594
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	139,745
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,350,144
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	372,121
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	237,441
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	162,256
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	477,139
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	498,389
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	525,267
University of California, 5.25%, 5/15/39	1,000	1,135,830

		$8,579,058

Electric Utilities — 6.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$839,518
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	491,018
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	145,666
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,171,440
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	760,286

		$3,407,928

Escrowed/Prerefunded — 2.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	$1,330	$1,366,216

		$1,366,216

General Obligations — 24.1%
California, 5.00%, 10/1/31	$565	$674,921
California, 5.50%, 11/1/35	1,300	1,544,179
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,097,308
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,609,932
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	838,310
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	532,887
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	470,180
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	835,268
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,421,515
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,295,505
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,201,550

		$12,521,555

Hospital — 13.1%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,548,302
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	382,161
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	538,308

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	$750	$867,315
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	693,588
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	319,374
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,130,400
Washington Township Health Care District, 5.00%, 7/1/32	555	579,770
Washington Township Health Care District, 5.25%, 7/1/29	750	752,160

		$6,811,378

Insured-Education — 6.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$325	$337,675
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	780	808,954
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,218,600

		$3,365,229

Insured-Electric Utilities — 7.4%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,652,715
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	1,031,874
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,136,180

		$3,820,769

Insured-Escrowed/Prerefunded — 14.0%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/32	$95	$99,185
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/35	220	229,691
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,508,535
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	688,679
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,315,942
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,891,682
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	515,586

		$7,249,300

Insured-General Obligations — 26.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$797,826
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,320,470
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	744,143
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,650,675
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,273,438
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	587,541
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,412,125
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,137,874
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,666,464

		$13,590,556

Insured-Hospital — 6.2%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,306,850
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,888,758

		$3,195,608

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 3.7%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,937,670

		$1,937,670

Insured-Special Tax Revenue — 6.3%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,569,092
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	375,410
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,327,238

		$3,271,740

Insured-Transportation — 4.8%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,131,642
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	348,803

		$2,480,445

Insured-Water and Sewer — 5.8%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$100	$109,765
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	1,600	1,756,240
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	498,035
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	625,166

		$2,989,206

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$480	$546,600

		$546,600

Special Tax Revenue — 7.2%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,659,368
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,511,016
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	589,560

		$3,759,944

Transportation — 11.6%
Bay Area Toll Authority, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,395,846
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	628,684
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,207,637
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,503,725
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	700,202
San Jose, Airport Revenue, 5.00%, 3/1/20	500	581,330

		$6,017,424

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,186,700

		$1,186,700

Total Tax-Exempt Investments — 165.9% (identified cost $77,686,317)		$86,097,326

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.5)%		$(25,700,511)

Other Assets, Less Liabilities — (16.4)%		$(8,516,406)

Net Assets Applicable to Common Shares — 100.0%		$51,880,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $412,637.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	15 U.S. 10-Year Treasury Note	Short	$(1,891,379)	$(1,901,953)	$(10,574)
3/15	23 U.S. Long Treasury Bond	Short	(3,234,354)	(3,324,938)	(90,584)

					$(101,158)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $101,158.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,625,634

Gross unrealized appreciation	$8,795,032
Gross unrealized depreciation	(208,340)

Net unrealized appreciation	$8,586,692

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,097,326	$—	$86,097,326
Total Investments	$—	$86,097,326	$—	$86,097,326

Liability Description
Futures Contracts	$(101,158)	$—	$—	$(101,158)
Total	$(101,158)	$—	$—	$(101,158)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015